Consolidated Statment of Stockholders' Equity (Deficit) - USD ($)	Common Stock	Preferred Stock	Additional Paid-In Capital	Share Subscriptions Receivable	Retained Earnings / Accumulated Deficit	Total
Beginning Balance - Shares at Aug. 31, 2015	356,400	1,000,000
Beginning Balance - Amount at Aug. 31, 2015	$ 89,100	$ 100	$ 626,098		$ (1,755,999)	$ (1,040,701)
Shares issued for services, Shares	1,286,494
Shares issued for services, Amount	$ 715		125,875			126,590
Shares issued for debt, Shares	3,200,000
Shares issued for debt, Amount	$ 3,200					3,200
Shares issued on conversion of notes, Shares	1,862,835
Shares issued on conversion of notes, Amount	$ 36,905		119,534			156,439
Shares issued for mineral property, Shares	15,687,000
Shares issued for mineral property, Amount	$ 15,687					15,687
Shares to be returned to treasury				$ (5,090)		(5,090)
Net Loss					(1,141,304)	(1,103,071)
Ending Balance, Shares at Aug. 31, 2016	22,392,729	1,000,000
Ending Balance, Amount at Aug. 31, 2016	$ 145,607	$ 100	871,507	(5,090)	(2,897,303)	(1,885,179)
Common stock issued for cash, Shares	3,323,341
Common stock issued for cash, Amount	$ 3,324		96,376			99,700
Shares issued for services, Shares	244,444,444
Shares issued for services, Amount	$ 244,444		291,389			535,833
Shares issued for debt, Shares	206,505,000
Shares issued for debt, Amount	$ 206,505		772,984			979,489
Shares issued on conversion of notes, Shares	27,705,206
Shares issued on conversion of notes, Amount	$ 27,705		177,314			205,019
Shares issued for mineral property, Shares	220,000,000
Shares issued for mineral property, Amount	$ 220,000		242,000			462,000
Net Loss					(1,865,523)	(1,865,523)
Ending Balance, Shares at Aug. 31, 2017	724,370,720	1,000,000
Ending Balance, Amount at Aug. 31, 2017	$ 847,585	$ 100	$ 2,451,570	$ (5,090)	$ (4,762,826)	(1,468,661)
Net Loss						(164,188)
Ending Balance, Amount at Nov. 30, 2017						$ (1,547,707)